Material accounting policies (Details Narrative) R$ in Thousands, € in Millions		12 Months Ended
	Dec. 27, 2024 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax rate		34.00%	34.00%	34.00%
Income taxes payable		R$ 112,638	R$ 4,247
Organization For Economic Cooperation And Development [Member]
IfrsStatementLineItems [Line Items]
Effective tax	15.00%
Consolidated revenues | €	€ 750
Minimum tax rate	15.00%
Income taxes payable		R$ 109,458
Program Of Social Integration [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate		0.65%
Program Of Social Integration [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate		1.65%
Contribution For The Financing Of Social Security [Member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate		3.00%
Contribution For The Financing Of Social Security [Member] | Non Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate		7.60%